Investments Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Derivative [Line Items]
Balance Sheet - Fair Value	$ 15.8	[1]	$ 68.1	[1]
Income Statement - Net Realized Gain (Loss) on Securities	(64.1)		56.6		(43.1)
Hedging Instrument | Closed Positions | Ineffective Cash Flow Hedge
Derivative [Line Items]
Notional Value	44	[2]	54	[2]	31	[2]
Purpose	Manage interest rate risk		Manage interest rate risk		Manage interest rate risk
Balance Sheet - Fair Value	0	[1]	0	[1]
Income Statement - Net Realized Gain (Loss) on Securities	0.5		0.8		0.6
Non-hedging Instruments | Closed Positions | Interest Rate Swaps
Derivative [Line Items]
Notional Value	0	[2]	1,263	[2]	0	[2]
Purpose			Manage portfolio duration
Balance Sheet - Fair Value	0	[1]	0	[1]
Income Statement - Net Realized Gain (Loss) on Securities	0		(4.0)		0
Non-hedging Instruments | Closed Positions | Corporate Credit Default Swaps
Derivative [Line Items]
Notional Value	0	[2]	0	[2]	25	[2]
Purpose					Manage credit risk
Balance Sheet - Fair Value	0	[1]	0	[1]
Income Statement - Net Realized Gain (Loss) on Securities	0		0		(1.0)
Non-hedging Instruments | Assets | Interest Rate Swaps | Fixed maturities
Derivative [Line Items]
Notional Value	750	[2]	750	[2]	0	[2]
Purpose	Manage portfolio duration		Manage portfolio duration
Balance Sheet - Fair Value	15.8	[1]	68.1	[1]
Income Statement - Net Realized Gain (Loss) on Securities	(64.6)		59.8		0
Non-hedging Instruments | Liabilities | Interest Rate Swaps | Other Liabilities
Derivative [Line Items]
Notional Value	0	[2]	0	[2]	1,263	[2]
Purpose					Manage portfolio duration
Balance Sheet - Fair Value	0	[1]	0	[1]
Income Statement - Net Realized Gain (Loss) on Securities	$ 0		$ 0		$ (42.7)

[1]	To the extent we hold both derivative assets and liabilities with the same counterparty that are subject to an enforceable master netting arrangement, we expect that we will report them on a gross basis on our balance sheets, consistent with our historical presentation.
[2]	The amounts represent the value held at year end for open positions and the maximum amount held during the year for closed positions.